LEASES (Details 4) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Gross	$ 85,540	$ 30,817
Interest	4,615	1,882
Present Value	80,925	28,935
Less than one year [member]
Statement [Line Items]
Gross	16,314	5,067
Interest	0	0
Present Value	16,314	5,067
Between one and six years [member]
Statement [Line Items]
Gross	69,226	25,750
Interest	4,615	1,882
Present Value	64,611	23,868
More than six years [member]
Statement [Line Items]
Gross	0	0
Interest	0	0
Present Value	$ 0	$ 0